Note 16 - Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint Ventures and Associates Entities. Breakdown by entities (Millions of euros)
	2018	2017	2016
Fideicomiso 1729 Invex Enajenacion de Cartera	55	53	57
PSA Finance Argentina Compañia Financier	10	14	21
Altura Markets, S.V., S.A.	69	64	19
RCI Colombia	32	19	17
Other joint ventures	7	79	82
Subtotal	173	256	229
Associates Entities
Metrovacesa Suelo y Promoción, S.A.	508	697	208
Testa Residencial SOCIMI, S.A.U.	-	444	91
Metrovacesa Promoción y Arrendamientos, S.A.	-	-	67
Atom Bank, PLC	138	66	43
Divarian Propiedad S.A.U.	591	-	-
Servired	9	9	11
Other associates	159	116	116
Subtotal	1.405	1.332	536
Total	1.578	1.588	765

Join Ventures and Associates Entities - Changes in the Year
Joint Ventures and Associates Entities. Changes in the Year (Millions of euros)
	Notes	2018	2017	2016
Balance at the beginning		1.588	765	879
Acquisitions and capital increases		309	868	456
Disposals and capital reductions		(516)	(8)	(91)
Transfers and changes of consolidation method		211	-	(351)
Share of profit and loss	39	(7)	3	25
Exchange differences		2	(29)	(34)
Dividends, valuation adjustments and others		(8)	(12)	(118)
Balance at the end		1.578	1.588	765